Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total revenue	$ 38,796	$ 40,943
Asset Management
Disclosure of operating segments [line items]
Total revenue	6,672	6,140
Asset Management | United States
Disclosure of operating segments [line items]
Total revenue	5,995	5,438
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total revenue	245	262
Asset Management | Canada
Disclosure of operating segments [line items]
Total revenue	282	327
Asset Management | Other countries
Disclosure of operating segments [line items]
Total revenue	150	113
Corporate
Disclosure of operating segments [line items]
Total revenue	404	538
Corporate | United States
Disclosure of operating segments [line items]
Total revenue	180	92
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total revenue	0	259
Corporate | Canada
Disclosure of operating segments [line items]
Total revenue	53	57
Corporate | Other countries
Disclosure of operating segments [line items]
Total revenue	$ 171	$ 130